Income Tax Expenses - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Computed tax expense with Singapore statutory tax rate (Percentage)	17.00%	17.00%	17.00%	17.00%
Impact of different tax rate in other jurisdiction (Percentage)	3.59%	(7.67%)	3.67%	2.49%
Tax effect of unrecognized loss (Percentage)				0.02%
Tax adjustment of previous years (Percentage)		(1.29%)	1.50%	(1.06%)
Income not subject to tax (Percentage)		(0.20%)	(0.30%)	(12.59%)
Non-deductible expenses (Percentage)	1.45%	0.52%	0.17%	33.64%
Deferred tax assets not recognized (Percentage)		0.02%	0.01%
Others (Percentage)	(0.36%)	(0.09%)	(0.11%)
Tax effect on change in valuation allowance (Percentage)				3.01%
Total average effective tax rate (Percentage)	21.68%	8.29%	21.92%	42.51%
Profit before tax	$ 3,032	$ 89,512	$ 60,166	$ 21,612
Computed tax expense with Singapore statutory tax rate	515	15,218	10,228	3,674
Impact of different tax rate in other jurisdiction	109	(6,865)	2,209	539
Tax effect of unrecognized loss				5
Tax adjustment of previous years		(1,156)	902	(229)
Income not subject to tax		(181)	(179)	(2,721)
Non-deductible expenses	44	468	101	7,271
Deferred tax assets not recognized		17	6
Others	(11)	(77)	(66)
Tax effect on change in valuation allowance				651
Income tax expenses	$ 657	$ 7,424	$ 13,189	$ 9,190